Deferred compensation awards	12 Months Ended
Mar. 31, 2019
Deferred Compensation Awards [Abstract]
Deferred compensation plans

14. Deferred compensation awards:

Nomura issues deferred compensation awards to senior management and employees, certain of which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.

These stock-based compensation awards comprise Restricted Stock Unit (“RSU”) awards, Plan A and Plan B Stock Acquisition Right (“SAR”) awards, Notional Stock Unit (“NSU”) awards, and Collared Notional Stock Unit (“CSU”) awards. SAR Plan A awards are awards of stock options while RSU awards, SAR Plan B awards, NSU awards and CSU awards are analogous to awards of restricted common stock. The Company also issues other deferred compensation awards, namely Notional Indexed Unit (“NIU”) awards which are linked to a world stock index quoted by Morgan Stanley Capital International.

Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination of employment if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.

Unless indicated below, deferred compensation awards are generally reduced, forfeited or clawed back in the event of termination of employment, material restatements of financial statements, material conduct issues, material damage to Nomura’s business or reputation, material downturns in the performance of the Nomura group and/or a material failure of risk management.

RSU awards

The Company introduced RSU awards in the fiscal year ended March 31, 2019, and granted the first RSU awards in May 2018. For each RSU award, one common stock of the Company is delivered.

The awards generally have a graded vesting period over three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.

The grant date fair value per awards is determined using the price of the Company’s common stock.

The following table presents activity relating to RSU awards for the year ended March 31, 2019.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2018	—	¥—	—
Granted	50,284,100	530
Forfeited	(1,765,900)	537
Delivered	—	—

Outstanding as of March 31, 2019	48,518,200	¥530	1.3

The weighted-average grant date fair value per award for the year ended March 31, 2019 was ¥530. There were no vested awards nor delivered shares for the year ended March 31, 2019.

The aggregate intrinsic value of RSU awards outstanding as of March 31, 2019 was ¥19,417 million.

As of March 31, 2019, total unrecognized compensation cost relating to RSU awards was ¥4,980million which is expected to be recognized over a weighted average period of 1.7years.

SAR Plan A awards

The Company issues SAR Plan A awards linked to the price of the Company’s common stock pursuant to several stock option plans. These awards vest and are exercisable into the Company’s common stock approximately two years after grant date and expire approximately seven years after grant date. The exercise price is generally not less than the fair value of the Company’s common stock on grant date. These awards are subject to the above reduction and forfeiture provisions but are not subject to claw back.

The grant date fair value of SAR Plan A awards is estimated using a Black-Scholes option-pricing model and using the following assumptions:

•	Expected volatilities based on historical volatility of the Company’s common stock;

•	Expected dividend yield based on the current dividend rate at the time of grant;

•	Expected lives of the awards determined based on historical experience; and

•	Expected risk-free interest rate based on Japanese Yen swap rate with a maturity equal to the expected lives of the options.

The weighted-average grant date fair value of SAR Plan A awards granted during the years ended March 31, 2017, 2018 and 2019 was ¥126, ¥110 and ¥79 per share, respectively. The weighted-average assumptions used in each of these years were as follows.

	Year ended March 31
	2017	2018	2019
Expected volatility	40.95%	35.30%	33.30%
Expected dividends yield	2.30%	3.07%	3.67%
Expected lives (in years)	4.5	4.5	4.5
Risk-free interest rate	0.03%	0.10%	0.10%

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2019.

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2018	15,070,300	¥671	4.1
Granted	2,556,500	573
Exercised	(992,600)	299
Forfeited	(49,300)	646
Expired	(45,600)	299

Outstanding as of March 31, 2019	16,539,300	¥679	3.9

Exercisable as of March 31, 2019	11,458,600	¥701	2.9

The total intrinsic value of SAR Plan A awards exercised during the years ended March 31, 2017, 2018 and 2019 was ¥330 million, ¥450 million and ¥241 million, respectively.

The aggregate intrinsic value of SAR Plan A awards outstanding and exercisable as of March 31, 2019 was both ¥102 million and ¥102 million, respectively.

As of March 31, 2019, total unrecognized compensation cost relating to SAR Plan A awards was ¥252 million which is expected to be recognized over a weighted average period of 1.3 years. The total fair value of SAR Plan A awards which vested during the years ended March 31, 2017, 2018 and 2019 was ¥nil, respectively.

SAR Plan B awards

The Company issues SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock, have an exercise price of ¥1 per share and graded vesting generally over three years with certain longer vesting or holding periods where required under local regulations.

The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2019. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2018	57,937,600	¥518	4.7
Granted	—	—
Exercised	(16,671,700)	544
Forfeited	(754,100)	470
Expired	(1,118,900)	489

Outstanding as of March 31, 2019	39,392,900	¥508	4.1

Exercisable as of March 31, 2019	22,913,700	¥530	2.9

The weighted-average grant date fair value per share for the years ended March 31, 2017 and 2018 was ¥375 and ¥588, respectively. No SAR Plan B award was granted for the year ended March 31, 2019.

The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2017, 2018 and 2019 was ¥21,014 million, ¥21,740 million and ¥8,896 million, respectively.

The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2019 was ¥15,726 million and ¥9,147 million, respectively.

As of March 31, 2019, total unrecognized compensation cost relating to SAR Plan B awards was ¥351 million which is expected to be recognized over a weighted average period of 1.3 years. The total fair value of SAR Plan B awards which vested during the years ended March 31, 2017, 2018 and 2019 was ¥23,310 million, ¥17,539 million and ¥10,757 million, respectively.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to RSU, SAR Plan A, and SAR Plan B awards for the years ended March 31, 2017, 2018 and 2019 was ¥8,960 million, ¥9,650 million and ¥21,814 million, respectively.

Cash received from the exercise of SAR Plan A, SAR Plan B, and RSU awards during the year ended March 31, 2019 was ¥313 million and the tax benefit realized from exercise of these awards was ¥700 million.

Total related tax benefits recognized in the consolidated statements of income relating to SAR Plan A awards, SAR Plan B, and RSU awards for the years ended March 31, 2017, 2018 and 2019 were ¥453 million, ¥566 million and ¥90 million, respectively. The dilutive effect of outstanding deferred compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations. See Note 12 “Earnings per share” for further information.

NSU and CSU awards

NSU and CSU awards are cash-settled awards linked to the price of the Company’s common stock. NSU awards replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSU awards are similar to NSU awards but exposure to movements in the price of the Company’s common stock is subject to a cap and floor. Both types of award have graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.

The fair value of NSU and CSU awards are determined using the price of the Company’s common stock.

The following table presents activity related to NSU and CSU awards for the year ended March 31, 2019. No new CSU awards have been granted since April 1, 2018.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2018	34,959,599	¥568		21,186,475	¥607
Granted	15,701,372	583	(1)	—	—
Vested	(19,041,605)	603	(2)	(11,639,940)	540	(2)
Forfeited	(582,808)			(786,096)

Outstanding as of March 31, 2019	31,036,558	¥389	(3)	8,760,439	¥603	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2019.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NSU and CSU awards for the years ended March 31, 2017, 2018 and 2019 was ¥23,127 million, ¥24,286 million and ¥5,077 million, respectively.

Total unrecognized compensation cost relating to NSU awards, based on the fair value of these awards as of March 31, 2019, was ¥575 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.9 years.

The total fair value of NSU awards which vested during the years ended March 31, 2017, 2018 and 2019 was ¥14,267 million, ¥17,103 million and ¥11,481 million, respectively.

Total unrecognized compensation cost relating to CSU awards, based on the fair value of these awards as of March 31, 2019, was ¥413 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.4 years.

The total fair value of CSU awards which vested during the years ended March 31, 2017, 2018 and 2019 was ¥15,186 million, ¥11,871 million and ¥6,282 million, respectively.

NIU awards

In addition to the stock-based compensation awards described above, Nomura also grants NIU awards to senior management and employees. NIU awards are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International, with graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.

The fair value of NIU awards is determined using the price of the index.

The following table presents activity relating to NIU awards for the year ended March 31, 2019. No new NIU awards have been granted since April 1, 2018.

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2018	13,283,976	$5,854
Granted	—	—
Vested	(7,802,159)	5,883	(2)
Forfeited	(316,073)

Outstanding as of March 31, 2019	5,165,744	$6,043	(3)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(3)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2019.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NIU awards for the year ended March 31, 2017, 2018 and 2019 was ¥6,107 million, ¥8,697 million and ¥1,731 million, respectively.

Total unrecognized compensation cost relating to NIU awards, based on the fair value of these awards as of March 31, 2019, was ¥246 million which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.0 years.

The total fair value of NIU awards which vested during the years ended March 31, 2017, 2018 and 2019 was ¥10,802 million, ¥7,669 million and ¥5,091 million, respectively.

Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSUs, CSUs and NIU awards for the years ended March 31, 2017, 2018 and 2019 were ¥720 million, ¥779 million and ¥220 million, respectively.

Subsequent events

On April 25, 2019, the Company passed a resolution to grant RSU awards to certain senior management and employees. A total of 33,786,200 RSU awards have been granted which generally have a graded vesting period from one to three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.

In May and June 2019, Nomura also granted NSU awards to senior management and employees in countries where RSU awards are less favorably treated from tax or other perspectives. These NSU awards have a total grant date fair value of ¥8 billion and vesting periods of up to seven years.